Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Depletion and depreciation	$ 52,786	$ 28,210
Impairment of assets	166,316	89,000
Gain on disposal of assets	(9,094)	(20)
Employee benefit expenses (see below)	14,015	22,432
Professional fees	3,827	13,183
Rent and office expenses	1,704	1,180
Travel expense	1,363	1,637
Communication and promotional expenses	1,166	1,194
Public company expenses	639	920
Cost recoveries from associates	(677)	(532)
Other expenses	653	802
Expenses, by nature	$ 232,698	$ 158,006